As filed with the Securities and Exchange Commission on or about August 20, 2020

Registration No. 033-17463 and 811-05344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 137	X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 138	X

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

150 North Riverside Plaza Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service)	Copy to:

Stephanie G. Braming	Christopher P. Harvey, Esq.
William Blair Investment Management, LLC	Dechert LLP
150 North Riverside Plaza	One International Place, 40th Floor
Chicago, Illinois 60606	100 Oliver Street
Boston, Massachusetts 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

( X )	immediately upon filing pursuant to paragraph (b)
( )	on , pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on , pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 137 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 20th day of August, 2020.

WILLIAM BLAIR FUNDS

By:	/s/ Stephanie G. Braming
Stephanie G. Braming, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 137 to the registration statement has been signed below by the following persons in the capacity indicated on the 20th day of August, 2020.

	Signature	Title

	/s/ Arthur J. Simon	Trustee
Arthur J. Simon

	/s/ Vann A. Avedisian*	Trustee
Vann A. Avedisian

	/s/ Kathleen T. Barr*	Trustee
Kathleen T. Barr

	/s/ Daniel N. Leib*	Trustee
Daniel N. Leib

	/s/ Dorri C. McWhorter*	Trustee
Dorri C. McWhorter

	/s/ Thomas J. Skelly*	Trustee
Thomas J. Skelly

	/s/ Steven R. Zenz*	Trustee
Steven R. Zenz

	/s/ Stephanie G. Braming	Trustee (Chairman of the Board) and President
	Stephanie G. Braming	(Principal Executive Officer)

	/s/ John M. Raczek	Treasurer (Principal Financial Officer, Principal Accounting Officer)
John M. Raczek

*By:	/s/ Stephanie G. Braming
Stephanie G. Braming, Attorney-in-Fact

* Stephanie G. Braming signs this document pursuant to powers of attorney filed as an exhibit to a previously filed Post-Effective Amendment to the Registrant’s registration statement.

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase